Keystone Private Income Fund

Schedule of Investments

December 31, 2020 (Unaudited)

		Original
Principal		Acquisition
Amount		Date	Cost	Fair Value
	Private Credit - 98.9%
	Corporate Finance - 10.6%
$2,282,003	ColdStream Energy Holdings, LLC, 11.75%, 3/1/2023[1,2]	9/3/2020	$2,282,003	$2,282,003
10,000,000	FilmRise Acquisitions, LLC, 13.00%, 2/17/2021[1,2]	7/1/2020	10,000,000	10,000,000
			12,282,003	12,282,003

	Equipment Leasing - 28.2%
1,137,772	Carepoint Health Management Associates, LLC, 14.50%, 7/1/2023[1,2]	12/2/2020	1,137,772	1,137,772
1,069,655	Firstronic, LLC, 12.00%, 11/1/2023[1,2]	10/16/2020	1,069,655	1,069,655
48,804	KVJ Properties, Inc., 14.50%, 7/1/2023[1,2]	12/4/2020	48,804	48,804
5,006,854	Lux Vending, LLC, 14.50%, 12/31/2022[1,2]	8/6/2020	5,006,854	5,006,854
89,718	Metalogic Inspection Services LLC, 14.50%, 6/1/2023[1,2]	11/9/2020	89,718	89,718
5,525,466	Mirarchi Brothers, Inc., 14.50%, 7/1/2023[1,2]	12/24/2020	5,525,466	5,525,466
10,000,000	Onset Financial, Inc., 14.50%, 5/31/2026[1,2]	12/11/2020	10,000,000	10,000,000
2,753,328	Sun-Tech Leasing of Texas, L.P., 12.00%, 10/1/2022[1,2]	9/18/2020	2,753,328	2,753,328
7,184,868	Trico Products Corporation, 14.50%, 4/1/2023[1,2]	7/23/2020	7,184,868	7,184,868
			32,816,465	32,816,465

	Receivables Finance - 17.9%
8,697,297	CapitalPlus Construction Services, LLC, 13.25%, 10/1/2023[1,2]	9/2/2020	8,697,297	8,697,297
2,617,269	Deserve CC Funding II, LLC, 13.25%, 12/20/2022[1,2]	9/3/2020	2,617,269	2,617,269
2,190,192	DNF Associates, LLC, 12.75%, 10/31/2024[1,2]	12/28/2020	2,190,192	2,190,192
5,209,177	Triton Credit Funding SPV, LLC, 13.00%, 2/1/2022[1,2]	9/2/2020	5,209,177	5,209,177
2,106,640	Viva Funding SPV, LLC, 13.00%, 12/22/2024[1,2]	12/23/2020	2,106,640	2,106,640
			20,820,575	20,820,575

	Specialty Real Estate Finance - 42.2%
8,414,035	AHP Servicing, LLC, 12.00%, 7/30/2022[1,2]	7/30/2020	8,414,035	8,414,035
5,296,398	Bonfire Aloha, LLC, 10.00%, 3/30/2022[1,2]	12/11/2020	5,296,397	5,296,397
2,801,927	Brass Diablo LLC, 14.00%, 5/22/2021[1,2]	9/3/2020	2,801,927	2,801,927
6,000,000	Commons Sole Member CGC LLC, 12.00%, 12/31/2026[1,2]	10/1/2020	6,000,000	6,000,000
3,539,052	Corta Dito Stockton LLC, 10.00%, 11/10/2021[1,2]	11/10/2020	3,539,052	3,539,052
7,251,293	DG Kia, LLC, 12.50%, 4/15/2021[1,2]	12/2/2020	7,251,293	7,251,293
3,912,739	DG Opelika Circle K, LLC, 11.00%, 5/3/2021[1,2]	9/3/2020	3,912,739	3,912,739
1,600,000	Emery Village Apartments, LLC, 9.90%, 4/23/2022[1,2]	10/23/2020	1,600,000	1,600,000
1,000,000	Galaxy Management Company, LLC, 14.00%, 9/25/2023[1,2]	11/18/2020	1,000,000	1,000,000
7,300,000	Port Royal Owner, LLC, 13.00%, 9/30/2023[1,2]	8/6/2020	7,300,000	7,300,000
1,885,000	Storage Cap SDG, L.P., 13.00%, 12/21/2025[1,2]	12/22/2020	1,885,000	1,885,000
			49,000,443	49,000,443
	Total Private Credit		$114,919,486	$114,919,486

	Total Investments - 98.9%³			$114,919,486
	Other assets in excess of liabilities - 1.1%			1,334,791
	Net Assets - 100%			$116,254,277

[1]	Restricted security. The total value of these securities is $114,919,486, which represents 98.9.0% of total net assets of the Fund.

[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $114,919,486, which represents 98.9.0% of total net assets of the Fund.

[3]	Entire portfolio is pledged as collateral for line of credit.

See accompanying notes to schedule of investments.

Keystone Private Income Fund, LLC

Notes to Schedule of Investments

December 31, 2020 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$114,919,486	$114,919,486
Total Investments, at fair value	$—	$—	$114,919,486	$114,919,486

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2020:

Private Credit
Balance as of October 1, 2020	$51,202,769
Transfers In	—
Transfers Out	—
Purchases	80,699,390
Sales	—
Principal reductions received	(16,982,673)
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	—
Balance as of December 31, 2020	$114,919,486

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2020.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$114,919,486	Cost	Price	N/A